Debt (SkyFunding I And SkyFunding II Facilities) (Details) (USD $)					12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Skyfunding I And II Facilities [Member] item	Dec. 31, 2012 Skyfunding I And II Facilities [Member]		Dec. 31, 2013 SkyFunding One [Member]	Dec. 31, 2012 SkyFunding One [Member] item	Dec. 31, 2013 SkyFunding Two [Member] item	Sep. 30, 2012 SkyFunding Two [Member]	Dec. 31, 2013 Minimum [Member] Skyfunding I And II Facilities [Member]	Dec. 31, 2013 Maximum [Member] Skyfunding I And II Facilities [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 402,000,000		$ 288,000,000	$ 128,000,000
Credit facility, amount outstanding									350,300,000	273,500,000
Credit facility, term					10 years
Number of aircraft financed					21
Number of aircraft delivered from manufacturer									12	9
Floating rate tranches								175,774,000		184,362,000
Fixed rate tranches								174,560,000		89,089,000
Long-term Debt	6,236,892,000	[1]	5,803,499,000	[1]	623,785,000 [1]	507,475,000	[1]
Prepayment fee percentage					1.50%							1.00%	2.00%
Stated interest rate								4.43%		4.43%
Spread over reference rate								2.85%		3.15%
Debt Instrument, Collateral Amount					$ 800,000,000
Debt Instrument, Aircraft Collateral Number					21

[1]	As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.